CONSOLIDATED STATEMENTS OF CASH FLOWS - Entity [Domain] - USD ($)	6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Cash from operating activities:
Net loss	$ (408,974)	$ (1,915,024)	$ (3,098,596)	$ (4,401,469)	$ (32,692,207)
Net loss			(3,098,596)	(4,419,122)	(34,325,327)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization	8,334	8,334	16,668	21,283	214,050
Non-cash interest expense and loan costs	37,725	126,558	191,344	0	191,344
Impairment of patent			0	0	537,631
Loss on sale of property and equipment			0	0	64,172
Imputed interest on stockholders loans			0	105,925	2,469,862
Issuance of common stock for consulting services	0	51,300	78,000	190,500	268,500
Equity-based compensation	24,831	68,284	136,568	151,053	287,621
Changes in assets and liabilities:
Accounts receivable	16,133	23,087	12,229	(9,081)	(16,800)
Prepaid expenses and other current assets	73,133	(2,497)	(249,898)	(17,736)	(406,280)
Accounts payable and other current liabilities	(155,077)	136,611	624,137	(87,509)	1,327,558
Customer deposits payable	294,079	56,700	402,703		412,703
Due to officers/stockholders	209,120	290,869	572,386	478,440	1,298,085
Income taxes payable	0	(1)	(53)	124	480
Total cash provided by (used in) operating activities	99,304	(1,155,779)	(1,314,512)	(3,586,123)	(27,676,401)
Cash from investing activities:
Purchase of property and equipment			0	0	(181,760)
Proceeds from sales of property and equipment			0	0	16,860
Acquisition of patents			0	0	(746,576)
Total cash used in investing activities			0	0	(911,476)
Cash from financing activities:
Proceeds from issuance of equity	0	1,049,825	1,191,077	3,237,318	18,086,864
Proceeds from issuance of convertible debt	0	102,500	37,500	0	37,500
Proceeds from equity of former variable interest entities			0	0	83,309
Proceeds from loans from stockholders			0	0	9,421,605
Proceeds from other loans payable			0	234,612	454,161
Total cash provided by financing activities	0	1,152,325	1,228,577	3,471,930	28,083,439
Effect of exchange rate changes on cash and cash equivalents	(40,245)	(9,223)	65,591	(7,310)	504,964
Net increase (decrease) in cash	59,059	(12,677)	(20,344)	(121,503)	526
Cash, beginning of period	526	20,870	20,870	142,373	0
Cash, end of period	59,585	8,193	526	20,870	526
Supplemental disclosures:
Interest paid	$ 1,788	$ 1,588	0	1,309	70,005
Income taxes paid			0	0	32,673
Conversion of stockholders' and other loans to equity			0	2,996,056	8,061,493
Conversion of other loans payable to stockholders' loans			0	0	300,000
Conversion of stockholders' loans to equity of former variable interest entities			0	0	1,114,400
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital			0	105,925	2,469,862
Conversion of equity of former variable interest entities to equity of company			0	1,114,539	1,114,539
Conversion of preferred stock to common stock and additional paid-in capital			50,000	28,654	78,654
Issuance of common stock in connection with issuance of convertible debentures			$ 36,750	$ 0	$ 36,750